Schedule II - Valuation and Qualifying Accounts	12 Months Ended
Sep. 30, 2018
Valuation and Qualifying Accounts [Abstract]
Schedule II - Valuation and Qualifying Accounts
UGI CORPORATION AND SUBSIDIARIES
SCHEDULE II — VALUATION AND QUALIFYING ACCOUNTS
(Millions of dollars)

	Balance at beginning of year	Charged (credited) to costs and expenses	Other		Balance at end of year
Year Ended September 30, 2018
Reserves deducted from assets in the consolidated balance sheet:
Allowance for doubtful accounts	$26.9	$35.6	$(27.4)	(1)	$35.1

Other reserves:
Deferred tax assets valuation allowance	$107.1	$9.7	$—		$116.8

Year Ended September 30, 2017
Reserves deducted from assets in the consolidated balance sheet:
Allowance for doubtful accounts	$27.3	$30.7	$(31.1)	(1)	$26.9
Other reserves:
Deferred tax assets valuation allowance	$114.3	$(7.6)	$0.4	(2)	$107.1

Year Ended September 30, 2016
Reserves deducted from assets in the consolidated balance sheet:
Allowance for doubtful accounts	$29.7	$21.7	$(24.1)	(1)	$27.3
Other reserves:
Deferred tax assets valuation allowance	$131.3	$(5.8)	$(8.8)	(2)	$114.3
			(2.4)	(3)

(1)	Uncollectible accounts written off, net of recoveries.

(2)	Foreign tax credit valuation allowance adjustment.

(3)	Decrease in unusable foreign operating loss carryforwards.